Additional Information About the Consolidated Statement of Comprehensive Income (Details Narrative) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Comprehensive income [abstract]
Cost of materials included in cost of sales	€ 1,516	€ 1,350	€ 900
Depreciation and amortisation expense	€ 834	€ 831	€ 812